Consolidated Statements of Cash Flows ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Loss	¥ (61,236)	¥ (159,590)	¥ (91,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and leasehold improvement	1,134	1,049	1,162
Amortization of right-of-use asset	5,260	8,410	8,150
Amortization of intangible assets	2,100	2,100	2,100
Changes in fair value of warrant	(2,634)	(1,702)	196
Changes in fair value of amounts due to related party	757	7,524	6,451
Share-based compensation expense	33,869	109,983	16,208
Provision of allowance for current expected credit losses	3,387	1,203	23
Foreign exchange (gains)/losses	2,810	2,546	(13,409)
Loss on disposal of property, equipment and leasehold improvement	816	46	7
Dispute resolution expenses	2,355
Deferred income tax	(525)	(525)	(525)
Changes in operating assets and liabilities:
Accounts receivable	(519,617)	(65,602)	(115,954)
Prepayments and other current assets	2,655	(7,028)	(8,725)
Accounts payable	408,947	89,712	46,857
Contract liabilities	(2,514)	3,407	(7,818)
Salary and welfare benefits payable	6,768	10,306	10,951
Tax payable	11,061	(2,128)	(1,330)
Accrued expenses and other current liabilities	(5,353)	(17,680)	(4,251)
Lease liabilities	(4,175)	(8,981)	(8,232)
Deferred revenue			300
Net cash used in operating activities	(114,135)	(26,950)	(158,861)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(1,663)	(549)	(1,240)
Proceeds from disposal of property, equipment and intangible assets	12	22
Loan provided to a third party (Note 5(ii))	(10,000)
Loan repaid by a third party (Note 5(ii))	10,000
Placement of short-term investments	(186,471)	(42,722)	(182,474)
Cash received from maturities of short-term investments	172,522	56,071	211,408
Net cash generated from/(used in) investing activities	(15,600)	12,822	27,694
Cash flows from financing activities:
Cash received from short-term borrowings from bank (Note 10(1))	30,000	20,000	10,000
Cash repayments of short-term borrowings to bank (Note 10(1))	(20,000)		(20,000)
Cash receipt of the debt proceeds (Note 13)	5,000
Cash repayments of long-term borrowings to a third party			(11,840)
Cash repayments of amounts due to a related party (Note 21(a)(i))	(10,000)	(12,610)
Cash payment for PIPE financing cost (Note 3)		(4,953)
Cash payment for redemption of Series C convertible redeemable preferred shares			(137,202)
Cash payment for settling a dispute with a security holder	(3,055)
Net cash (used in)/generated from financing activities	1,945	140,345	(159,042)
Effect of foreign exchange rate changes on cash and cash equivalents	1,870	2,230	42,770
Net (decrease)/increase in cash and cash equivalents and restricted cash	(125,920)	128,447	(247,439)
Cash and cash equivalents and restricted cash at beginning of the year	248,392	119,945	367,384
Cash and cash equivalents and restricted cash at end of the year	122,472	248,392	119,945
Reconciliation to amounts on consolidated balance sheet:
Restricted cash at end of the year	5,000	5,000	5,000
Cash and cash equivalents at end of the year	117,472	243,392	114,945
Supplemental disclosures of cash flow information:
Cash payments of interest expense	(584)	(898)	(2,581)
Cash paid for income tax	(234)	(162)	(4)
Supplemental schedule of non-cash investing and financing activities:
Accretions to preferred shares redemption value		762,169	188,271
Conversion of Preferred Shares into Class A ordinary shares		2,321,050
Right-of-use assets obtained in exchange for obligations	6,843	5,602	8,787
Right-of-use assets released due to termination of lease contracts	(6,179)	(1,666)	(2,813)
Prime Impact Cayman LLC [Member]
Cash flows from financing activities:
Proceeds from PIPE financing		8,609
World Dynamic Limited [Member]
Cash flows from financing activities:
Proceeds from PIPE financing		93,436
Goldrock Holdings Limited [Member]
Cash flows from financing activities:
Proceeds from PIPE financing		¥ 35,863